LEASES (Tables)	12 Months Ended
Jun. 30, 2023
LEASES
Reconciliation of right of use leased assets and lease liability from beginning of year to end of year

	06/30/2023	06/30/2022	06/30/2021
Right-of-use leased asset
Book value at the beginning of the year	15,828,032	3,688,150	2,369,326
Additions of the year	3,154,950	10,429,919	913,321
Additions from business combination	3,005,000	—	—
Disposals	(1,839,921)	—	—
Exchange differences	1,015,131	1,709,963	405,503
Book value at the end of the year	21,163,192	15,828,032	3,688,150

	06/30/2023	06/30/2022	06/30/2021
Depreciation
Book value at the beginning of the year	3,684,006	2,360,490	1,254,729
Depreciation of the year	3,565,894	1,257,538	827,320
Disposals	(171,870)	—	—
Exchange differences	148,587	65,978	278,441
Accumulated depreciation at the end of the year	7,226,617	3,684,006	2,360,490
Total	13,936,575	12,144,026	1,327,660

	06/30/2023	06/30/2022	06/30/2021
Lease liability
Book value at the beginning of the year	11,751,284	1,140,717	1,109,812
Additions of the year	3,154,950	9,937,271	259,427
Additions from business combination	3,245,000	—	—
Interest expenses, exchange differences and inflation effects	(406,494)	1,708,060	500,442
Payments of the year	(3,855,517)	(1,034,764)	(728,964)
Total	13,889,223	11,751,284	1,140,717

	06/30/2023	06/30/2022	06/30/2021
Lease Liabilities
Non-current	10,030,524	10,338,380	390,409
Current	3,858,699	1,412,904	750,308
Total	13,889,223	11,751,284	1,140,717

	06/30/2023	06/30/2022	06/30/2021
Machinery and equipment	3,655,741	828,977	661,544
Vehicles	1,475,581	1,115,087	1,061,184
Equipment and computer software	903,306	742,382	582,101
Land and buildings	15,128,564	13,141,586	1,383,321
	21,163,192	15,828,032	3,688,150